As filed with the Securities and Exchange Commission on August 24, 2017

Securities Act File No. 333-217358

U.S. SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM N-14

Registration Statement Under The Securities Act Of 1933  ☒

Pre-Effective Amendment No.  ☐

Post-Effective Amendment No. 1  ☒

Manning & Napier Fund, Inc.

(Exact Name of Registrant Specified in Charter)

290 Woodcliff Drive

Fairport, NY 14450

(Address of Principal Executive Offices) (Zip Code)

(585) 325-6880

(Registrant’s Area Code and Telephone Number)

Michele T. Mosca

c/o Manning & Napier Fund, Inc.

290 Woodcliff Drive

Fairport, NY 14450

(Name and Address of Agent for Service)

With copies to:

Timothy W. Levin, Esquire

Morgan, Lewis & Bockius, LLP

1701 Market St.

Philadelphia, PA 19103

No filing fee is due because the Registrant has previously registered an indefinite number of shares under the Securities Act of 1933 pursuant to Section 24(f) under the Investment Company Act of 1940.

It is proposed that this filing will become effective immediately upon filing pursuant to paragraph (b) of Rule 485.

This Post-Effective Amendment No. 1 to the Registrant’s Registration Statement on Form N-14 (File No. 333-217358) is being made solely for the purpose of adding the final tax opinion as Exhibit (12) to Part C of the Registration Statement. No information contained in Parts A or B of the Registration Statement, which are incorporated herein by reference in their entirety, is amended, deleted or superseded hereby.

PART C

Item 15. Indemnification

Reference is made to subparagraph (b) of paragraph (7) of Article SEVENTH of Registrant’s Articles of Incorporation, which reflects the positions taken in Investment Company Act Release 11330.

Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to trustees, officers and controlling persons of Registrant pursuant to the foregoing provisions, or otherwise, Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in that Act and is, therefore, unenforceable. In the event that a claim for indemnification against such liabilities (other than the payment by Registrant of expenses incurred or paid by a trustee, officer or controlling persons of Registrant in the successful defense of any action, suit or proceeding) is asserted by such trustee, officer or controlling person in connection with the securities being registered, Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Act and will be governed by the final adjudication of such issue.

The Directors and Officers of the Registrant are covered parties under a Directors & Officers/Errors & Omissions insurance policy issued by St. Paul Fire & Marine Insurance Company, Federal Insurance Company, Arch Insurance Company, Continental Casualty Company and Argonaut Insurance Company. The effect of such insurance is to insure against liability for any act, error, omission, misstatement, misleading statement, neglect or breach of duty by the insureds as directors and/or officers of the Registrant.

Item 16. Exhibits

(1) Articles of Incorporation	(1)(a)(1)

Articles of Incorporation as filed with the State of Maryland on July 26, 1984 (incorporated by reference to Exhibit (1)(a) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(2)

Articles of Amendment as filed with the State of Maryland on March 25, 1985 (incorporated by reference to Exhibit (1)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(3)

Articles of Amendment as filed with the State of Maryland on May 23, 1985 (incorporated by reference to Exhibit (1)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(4)

Articles of Amendment as filed with the State of Maryland on October 7, 1985 (incorporated by reference to Exhibit (1)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(5)

Articles of Amendment as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit (1)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(6)

Articles Supplementary to the charter as filed with the State of Maryland on July 3, 1986 (incorporated by reference to Exhibit 4)(b) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(7)

Articles Supplementary to the charter as filed with the State of Maryland on January 20, 1989 (incorporated by reference to Exhibit (4)(c) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(1)(a)(8)

Articles Supplementary to the charter as filed with the State of Maryland on September 22, 1989 (incorporated by reference to Exhibit (4)(d) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(1)(a)(9)

Articles Supplementary to the charter as filed with the State of Maryland on November 8, 1989 (incorporated by reference to Exhibit (4)(e) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050).

(1)(a)(10)

Articles Supplementary to the charter as filed with the State of Maryland on January 30, 1991 (incorporated by reference to Exhibit (4)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 000751173-98-00050)

(1)(a)(11)

Articles Supplementary to the charter as filed with the State of Maryland on April 27, 1992 (incorporated by reference to Exhibit (4)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(12)

Articles Supplementary to the charter as filed with the State of Maryland on April 29, 1993 (incorporated by reference to Exhibit (4)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(13)

Articles Supplementary to the charter as filed with the State of Maryland on September 23, 1993 (incorporated by reference to Exhibit (4)(i) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(14)

Articles Supplementary to the charter as filed with the State of Maryland on January 17, 1994 (incorporated by reference to Exhibit (4)(j) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(15)

Articles Supplementary to the charter as filed with the State of Maryland on December 13, 1995 (incorporated by reference to Exhibit (4)(k) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(16)

Articles Supplementary to the charter as filed with the State of Maryland on April 22, 1996 (incorporated by reference to Exhibit (4)(l) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(17)

Articles Supplementary to the charter as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (4)(m) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(18)

Articles of Amendment as filed with the State of Maryland on September 26, 1997 (incorporated by reference to Exhibit (1)(f) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(19)

Certificate of Correction to Articles Supplementary to the charter filed with the State of Maryland on February 24, 1998 (incorporated by reference to Exhibit (4)(n) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(20)

Certificate of Correction to Articles of Amendment as filed with the State of Maryland on February 5, 1998 (incorporated by reference to Exhibit (1)(g) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(21)

Articles of Amendment as filed with the State of Maryland on February 26, 1998 (incorporated by reference to Exhibit (1)(h) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(1)(a)(22)	Articles Supplementary to the charter as filed with the State of Maryland on

April 14, 1999 (incorporated by reference to Exhibit (4)(o) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(1)(a)(23)

Articles of Amendment as filed with the State of Maryland on April 14, 1999 (incorporated by reference to Exhibit (1)(i) to Post-Effective Amendment No. 33 to the Registration Statement on Form N-1A filed on April 19, 1999 with Accession Number 0000751173-99-000020).

(1)(a)(24)

Articles Supplementary to the charter as filed with the State of Maryland on May 13, 1999 (incorporated by reference to Exhibit (4)(p) to Post-Effective Amendment No. 34 to the Registration Statement on Form N-1A filed on May 25, 1999 with Accession Number 0001047469-99-022147).

(1)(a)(25)

Articles of Amendment as filed with the State of Maryland on August 30, 1999 (incorporated by reference to Exhibit (1)(j) to Post Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(1)(a)(26)

Articles Supplementary to the charter as filed with the State of Maryland on February 24, 2000 (incorporated by reference to Exhibit (4)(q) to Post-Effective Amendment No. 35 to the Registration Statement on Form N-1A filed on February 29, 2000 with Accession Number 0000062039-00-000023).

(1)(a)(27)

Articles of Supplementary to the charter as filed with the State of Maryland on November 20, 2000 (incorporated by reference to Exhibit 99.(c)18 to Post-Effective Amendment No. 37 to the Registration Statement on Form N-1A filed on February 28, 2001 with Accession Number 0000751173-01-000016).

(1)(a)(28)

Articles of Amendment as filed with the State of Maryland on May 31, 2001(incorporated by reference to Exhibit 99.A to Post Effective Amendment No. 40 to the Registration Statement on Form N-1A filed on February 28, 2002 with Accession Number 0000751173-02-000014).

(1)(a)(29)

Articles of Amendment as filed with the State of Maryland on June 14, 2002(incorporated by reference to Exhibit 99.A(12) to Post Effective Amendment No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(1)(a)(30)

Articles of Amendment as filed with the State of Maryland on July 1, 2002 (incorporated by reference to Exhibit 99.a(13) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(31)

Articles of Amendment as filed with the State of Maryland on November 22, 2002 (incorporated by reference to Exhibit 99.a(14) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(32)

Articles of Amendment as filed with the State of Maryland on December 11, 2002 (incorporated by reference to Exhibit 99.a(15) to Post Effective Amendment No. 43 to the Registration Statement on Form N-1A filed on February 28, 2003 with Accession Number 0000751173-03-000030).

(1)(a)(33)

Articles of Supplementary to the charter as filed with the State of Maryland on April 25, 2003 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 45 to the Registration Statement on Form N-1A filed on February 27, 2004 with Accession Number 0000751173-04-000027).

(1)(a)(34)

Articles Supplementary to the charter as filed with the State of Maryland on February 7, 2002 (incorporated by reference to Exhibit 99.(c)(19) to Post-Effective Amendment No. 46 to the Registration Statement on Form N-1A filed on April 29, 2004 with Accession Number 0000751173-04-000034).

(1)(a)(35)	Articles of Amendment as filed with the State of Maryland on May 21, 2004 (incorporated by reference to Exhibit 99.a(16) to Post Effective

Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).
(1)(a)(36)

Certificate of Correction to Articles of Amendment as filed with the State of Maryland on August 10, 2004 (incorporated by reference to Exhibit 99.a(17) to Post Effective Amendment No. 50 to the Registration Statement on Form N-1A filed on September 3, 2004 with Accession Number 0000751173-04-000071).

(1)(a)(37)

Articles of Amendment as filed with the State of Maryland on September 29, 2006 (incorporated by reference to Exhibit 99.a(18) to Post Effective Amendment No. 57 to the Registration Statement on Form N-1A filed on January 29, 2007 with Accession Number 0000751173-07-000006).

(1)(a)(38)

Articles of Amendment as filed with the State of Maryland on February 6, 2007 (incorporated by reference to Exhibit 99.a(19) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(1)(a)(39)

Articles of Amendment as filed with the State of Maryland on November 19, 2007 (incorporated by reference to Exhibit 99.a(20) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(1)(a)(40)

Articles Supplementary to the charter as filed with the State of Maryland on May 16, 2007 (incorporated by reference to Exhibit 99.c(21) to Post Effective Amendment No. 59 to the Registration Statement on Form N-1A filed on December 1, 2007 with Accession Number 0001193125-07-257625).

(1)(a)(41)

Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(21) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(1)(a)(42)

Articles of Amendment as filed with the State of Maryland on February 28, 2008 (incorporated by reference to Exhibit 99.a(22) to Post Effective Amendment No. 63 to the Registration Statement on Form N-1A filed on February 28, 2008 with Accession Number 0001193125-08-042057).

(1)(a)(43)

Articles of Amendment as filed with the State of Maryland on February 1, 2008 (incorporated by reference to Exhibit 99.a(23) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(1)(a)(44)

Articles Supplementary to the charter as filed with the State of Maryland on May 27, 2008 (incorporated by reference to Exhibit 99.c(22) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(1)(a)(45)

Articles Supplementary to the charter as filed with the State of Maryland on June 24, 2008 (incorporated by reference to Exhibit 99.c(23) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(1)(a)(46)

Articles of Amendment as filed with the State of Maryland on October 27, 2008 (incorporated by reference to Exhibit 99.a(24) to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(1)(a)(47)

Articles Supplementary to the charter as filed with the State of Maryland on November 10, 2008 (incorporated by reference to Exhibit 99.c(24) to Post Effective Amendment No. 70 to the Registration Statement on Form N-1A filed on January 12, 2009 with Accession Number 0001193125-09-004579).

(1)(a)(48)	Articles of Amendment as filed with the State of Maryland on June 29, 2009 (incorporated by reference to Exhibit 99.a(48) to Post Effective Amendment No. 76 to the Registration

Statement on Form N-1A filed on July 21, 2009 with Accession Number 0001193125-09-152822).
(1)(a)(49)

Articles of Amendment as filed with the State of Maryland on December 21, 2009 (incorporated by reference to Exhibit 99.a(49) to Post Effective Amendment No. 78 to the Registration Statement on Form N-1A filed on February 26, 2010 with Accession Number 0001193125-10-043153).

(1)(a)(50)

Articles Supplementary to the charter as filed with the State of Maryland on March 24, 2010 (incorporated by reference to Exhibit 99.a(50) to Post Effective Amendment No. 80 to the Registration Statement on Form N-1A filed on April 30, 2010 with Accession Number 0001193125-10-101399).

(1)(a)(51)

Articles of Amendment to the charter as filed with the State of Maryland May 13, 2010 (incorporated by reference to Exhibit 99.a(51) to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(1)(a)(52)

Articles Supplementary to the charter as filed with the State of Maryland on February 9, 2011 (incorporated by reference to Exhibit 99.a(52) to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(1)(a)(53)

Articles Supplementary to the charter as filed with the State of Maryland dated September 2, 2011 (incorporated by reference to Exhibit 99.a(53) to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(1)(a)(54)

Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2011 (incorporated by reference to Exhibit 99.a(54) to Post Effective Amendment No. 95 to the Registration Statement on Form N-1A filed on December 16, 2011 with Accession Number 0001193125-11-343574).

(1)(a)(55)

Articles of Amendment to the charter as filed with the State of Maryland dated December 21, 2011 (incorporated by reference to Exhibit 99.a(55) to Post Effective Amendment No. 97 to the Registration Statement on Form N-1A filed on December 29, 2011 with Accession Number 0001193125-11-355419).

(1)(a)(56)

Articles of Amendment to the charter as filed with the State of Maryland dated February 10, 2012 (incorporated by reference to Exhibit 99.a(56) to Post Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 28, 2012 with Accession Number 0001193125-12-084741).

(1)(a)(57)

Articles Supplementary to the charter as filed with the State of Maryland dated March 1, 2012 (incorporated by reference to Exhibit 99.a(57) to Post Effective Amendment No. 103 to the Registration Statement on Form N-1A filed on March 21, 2012 with Accession Number 0001193125-12-124827).

(1)(a)(58)

Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2012 (incorporated by reference to Exhibit 99.a(58) to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(1)(a)(59)

Articles of Amendment to the charter as filed with the State of Maryland dated September 10, 2012 (incorporated by reference to Exhibit 99.a(59) to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(1)(a)(60)

Articles of Amendment to the charter as filed with the State of Maryland dated May 1, 2013 (incorporated by reference to Exhibit 99.a(60) to Post Effective Amendment No. 130 to the Registration Statement on Form N-1A filed on May 29, 2013 with Accession Number 0001193125-13-239252).

(1)(a)(61)

Articles Supplementary to the charter as filed with the State of Maryland dated July 1, 2013 (incorporated by reference to Exhibit 99.a(61) to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(1)(a)(62)

Articles of Amendment to the charter as filed with the State of Maryland dated July 10, 2013 (incorporated by reference to Exhibit 99.a(62) to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(1)(a)(63)

Articles Supplementary to the charter as filed with the State of Maryland dated September 18, 2013 (incorporated by reference to Exhibit 99.a(63) to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(1)(a)(64)

Articles Supplementary to the charter as filed with the State of Maryland dated November 15, 2013 (incorporated by reference to Exhibit 99.a(64) to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(1)(a)(65)

Articles of Amendment to the charter as filed with the State of Maryland dated December 2, 2013 (incorporated by reference to Exhibit 99.a(65) to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(1)(a)(66)

Articles of Amendment to the charter as filed with the State of Maryland dated May 28, 2014 (incorporated by reference to Exhibit 99.a(66) to Post Effective Amendment No. 148 to the Registration Statement on Form N-1A filed on July 21, 2014 with Accession Number 0001193125-14-274048).

(1)(a)(67)

Articles Supplementary to the charter as filed with the State of Maryland dated December 1, 2014 (incorporated by reference to Exhibit 99.a(67) to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(1)(a)(68)

Articles of Amendment to the charter as filed with the State of Maryland dated February 2, 2015 (incorporated by reference to Exhibit 99.a(68) to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(1)(a)(69)

Articles of Amendment to the charter as filed with the State of Maryland dated April 10, 2015 (incorporated by reference to Exhibit 99.a(69) to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(1)(a)(70)

Articles of Amendment to the charter as filed with the State of Maryland dated May 11, 2015 (incorporated by reference to Exhibit 99.a(70) to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(1)(a)(71)

Articles of Amendment to the charter as filed with the State of Maryland dated May 26, 2015 (incorporated by reference to Exhibit 99.a(71) to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(1)(a)(72)

Articles Supplementary to the charter as filed with the State of Maryland dated July 10, 2015 (incorporated by reference to Exhibit 99.a(72) to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(1)(a)(73)

Articles of Amendment to the charter as filed with the State of Maryland dated July 13, 2015 (incorporated by reference to Exhibit 99.a(73) to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A

filed on July 31, 2015 with Accession Number 0001193125-15-272472).
(1)(a)(74)

Articles of Amendment to the charter as filed with the State of Maryland dated December 18, 2015 (incorporated by reference to Exhibit 99.a(74) to Post Effective Amendment No. 171 to the Registration Statement on Form N-1A filed on December 30, 2015 with Accession Number 0001193125-15-416921).

(1)(a)(75)

Articles of Amendment to the charter as filed with the State of Maryland dated February 3, 2017 (incorporated by reference to Exhibit 99.a(75) to Post Effective Amendment No. 183 to the Registration Statement on Form N-1A filed on February 24, 2017 with Accession Number 0001193125-17-056244).

(1)(a)(76)

Articles of Amendment to the Charter as filed with the State of Maryland dated June 6, 2016 (incorporated by reference to Exhibit 99.a(76) to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(1)(a)(77)

Articles Supplementary to the Charter as filed with the State of Maryland dated April 11, 2017 (incorporated by reference to Exhibit 99.a(77) to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(1)(a)(78)

Articles of Amendment to the Charter as filed with the State of Maryland dated April 12, 2017 (incorporated by reference to Exhibit 99.a(78) to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(1)(a)(79)

Articles of Amendment to the Charter as filed with the State of Maryland dated June 19, 2017 (incorporated by reference to Exhibit 99.a(79) to Post Effective Amendment No. 188 to the Registration Statement on Form N-1A filed on June 21, 2017 with Accession Number 0001193125-17-209147).

(2) By-Laws
(2)(a)(1)

By-Laws (incorporated by reference to Exhibit (2)(a) to Post- Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on October 23, 1998 with Accession Number 0000751173-98-00050).

(2)(a)(2)

By-Laws as amended May 18, 2004 (incorporated by reference to Exhibit 99.b(1) to Post Effective Amendment No. 47 to the Registration Statement on Form N-1A filed on June 4, 2004 with Accession Number 0000751173-04-000041).

(2)(a)(3)

By-Laws as amended September 29, 2006 (incorporated by reference to Exhibit 99.b(2) to Post Effective Amendment No. 58 to the Registration Statement on Form N-1A filed on April 27, 2007 with Accession Number 0001193125-07-093050).

(2)(a)(4)

By-Laws as amended May 14, 2008 (incorporated by reference to Exhibit 99.b(3) to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(3) Voting Trust Agreement		Not Applicable.

(4) Reorganization Agreement	(4)(a)(1)

Form of Agreement and Plan of Reorganization is filed as Appendix A to Part A of Pre Effective Amendment No. 2 to the Registration Statement on Form N-14 filed on July 3, 2017, with Accession Number 0001193125-17-220953.

(5) Instruments Defining Rights of Security Holders	(5)(a)(1)

Specimen Stock Certificate (incorporated by reference to Exhibit 1(a) (Articles of Incorporation) and Exhibit (2) (By-Laws) to Post-Effective Amendment No. 30 to the Registration Statement on Form N-1A filed on

October 23, 1998 with Accession Number 0000751173-98-00050).

(6) Investment Advisory Contract
(6)(a)(1)

Investment Advisory Agreement between Manning & Napier Fund, Inc., on behalf of the Rainier International Discovery Series, and Manning & Napier Advisors, LLC dated August 21, 2017 (incorporated by reference to Exhibit 99.d(3)a to Post Effective Amendment No. 191 to the Registration Statement on Form N-1A filed on August 18, 2017 with Accession Number 0001193125-17-262177).

Investment Sub-Advisory Contract	(6)(b)(1)

Investment Sub-Advisory Agreement between Rainier Investment Management, LLC and Manning & Napier Advisors, LLC, dated August 21, 2017 on behalf of the Rainier International Discovery Series (incorporated by reference to Exhibit 99.d(4)a to Post Effective Amendment No. 191 to the Registration Statement on Form N-1A filed on August 18, 2017 with Accession Number 0001193125-17-262177).

Expense Limitation Agreement	(6)(c)(1)

Expense Limitation Agreement between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc., dated August 21, 2017 on behalf of the Rainier International Discovery Series (incorporated by reference to Exhibit 99.d(2)d to Post Effective Amendment No. 191 to the Registration Statement on Form N-1A filed on August 18, 2017 with Accession Number 0001193125-17-262177).

(7) Underwriting Contracts
(7)(a)(1)

Amended and Restated Distribution Agreement dated May 9, 2002(incorporated by reference to Exhibit 99.e4 to Post-Effective No. 42 to the Registration Statement on Form N-1A filed on June 25, 2002 with Accession Number 0000751173-02-000049).

(7)(a)(2)

Amended and Restated Distribution Agreement Schedule A dated February 9, 2011 (incorporated by reference to Exhibit 99.e(4)h to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(7)(a)(3)

Amended and Restated Distribution Agreement Schedule A dated December 31, 2011 (incorporated by reference to Exhibit 99.e(1)b to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236).

(7)(a)(4)

Amended and Restated Distribution Agreement Schedule A dated June 8, 2012 (incorporated by reference to Exhibit 99.e(1)c to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(7)(a)(5)

Amended and Restated Distribution Agreement Schedule A dated August 1, 2012 (incorporated by reference to Exhibit 99.e(1)d to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(7)(a)(6)

Amended and Restated Distribution Agreement Schedule A dated December 31, 2012 (incorporated by reference to Exhibit 99.e(1)e to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28, 2012 with Accession Number 0001193125-12-517953).

(7)(a)(7)

Amended and Restated Distribution Agreement Schedule A dated August 1, 2013 (incorporated by reference to Exhibit 99.e(1)f to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(7)(a)(8)

Amended and Restated Distribution Agreement Schedule A dated August 21, 2013 (incorporated by reference to Exhibit 99.e(1)g to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(7)(a)(9)

Amended and Restated Distribution Agreement Schedule A dated March 6, 2014 (incorporated by reference to Exhibit 99.e(1)h to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(7)(a)(10)

Amended and Restated Distribution Agreement Schedule A dated November 18, 2014 (incorporated by reference to Exhibit 99.e(1)i to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(7)(a)(11)

Amended and Restated Distribution Agreement Schedule A dated March 1, 2015 (incorporated by reference to Exhibit 99.e(1)j to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(7)(a)(12)

Amended and Restated Distribution Agreement Schedule A dated May 1, 2015 (incorporated by reference to Exhibit 99.e(1)k to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(7)(a)(13)

Amended and Restated Distribution Agreement Schedule A dated June 1, 2015 (incorporated by reference to Exhibit 99.e(1)l to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(7)(a)(14)

Amended and Restated Distribution Agreement Schedule A dated November 17, 2015 (incorporated by reference to Exhibit 99.e(1)m to Post Effective Amendment No. 171 to the Registration Statement on Form N-1A filed on December 30, 2015 with Accession Number 0001193125-15-416921).

(7)(a)(15)

Amended and Restated Distribution Agreement Schedule A dated March 1, 2017 (incorporated by reference to Exhibit 99.e(1)n to Post Effective Amendment No. 183 to the Registration Statement on Form N-1A filed on February 24, 2017 with Accession Number 0001193125-17-056244).

(7)(a)(16)

Amended and Restated Distribution Agreement Schedule A dated April 11, 2017 (incorporated by reference to Exhibit 99.e(1)o to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(7)(a)(17)

Amended and Restated Distribution Agreement Schedule A dated May 1, 2017 (incorporated by reference to Exhibit 99.e(1)p to Post Effective Amendment No. 186 to the Registration Statement on Form N-1A filed on April 26, 2017 with Accession Number 0001193125-17-139156).

(7)(a)(18)

Amended and Restated Distribution Agreement Schedule A dated May 25, 2017 (incorporated by reference to Exhibit 99.e(1)d to Post Effective Amendment No. 188 to the Registration Statement on Form N-1A filed on June 21, 2017 with Accession Number 0001193125-17-209147).

(8) Bonus or Profit Sharing Contracts		Not Applicable.

(9) Custodian Agreements	(9)(a)(1)

Mutual Fund Custody and Service Agreement between Manning & Napier Fund, Inc. and The Bank of New York Mellon beginning February 1, 2015 (incorporated by reference to Exhibit 99.g(1) to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(10) Amended and Restated Rule 18f-3 Plan
(10)(a)(1)

Amended and Restated Rule 18f-3 Plan (incorporated by reference to Exhibit 99.n(5) to Post Effective Amendment No. 67 to the Registration Statement on Form N-1A filed on August 19, 2008 with Accession Number 0001193125-08-180565).

(10)(a)(2)

Amended and Restated Rule 18f-3 Plan Schedule A (incorporated by reference to Exhibit 99.n(5)a to Post Effective Amendment No. 69 to the Registration Statement on Form N-1A filed on November 7, 2008 with Accession Number 0001193125-08-229113).

(10)(a)(3)

Amended and Restated Rule 18f(3) Schedule A dated February 6, 2009 (incorporated by reference to Exhibit 99.n(5)b to Post Effective Amendment No. 71 to the Registration Statement on Form N-1A filed on February 27, 2009 with Accession Number 0001193125-09-041212).

(10)(a)(4)

Amended and Restated Rule 18f(3) Schedule A dated August 12, 2009 (incorporated by reference to Exhibit 99.n(1)c to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(10)(a)(5)

Amended and Restated Rule 18f(3) Schedule A dated May 4, 2010 (incorporated by reference to Exhibit 99.n(1)d to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(10)(a)(6)

Amended and Restated Rule 18f(3) Schedule A dated February 9, 2011 (incorporated by reference to Exhibit 99.n(1)e to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(10)(a)(7)

Amended and Restated Rule 18f(3) Schedule A dated December 31, 2011 (incorporated by reference to Exhibit 99.n(1)f to Post Effective Amendment No. 96 to the Registration Statement on Form N-1A filed on December 22, 2011 with Accession Number 0001193125-11-350236).

(10)(a)(8)

Amended and Restated Rule 18f(3) Schedule A dated February 29, 2012 (incorporated by reference to Exhibit 99.n(1)g to Post Effective Amendment No. 101 to the Registration Statement on Form N-1A filed on February 28, 2012 with Accession Number 0001193125-12-084741).

(10)(a)(9)

Amended and Restated Rule 18f(3) Exhibit 3 and Exhibit 5 (incorporated by reference to Exhibit 99.n(1)h to Post Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 26, 2012 with Accession Number 0001193125-12-185169).

(10)(a)(10)

Amended and Restated Rule 18f(3) Schedule A dated June 8, 2012 (incorporated by reference to Exhibit 99.n(1)i to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(10)(a)(11)

Amended and Restated Rule 18f(3) Schedule A dated August 1, 2012 (incorporated by reference to Exhibit 99.n(1)j to Post Effective Amendment No. 113 to the Registration Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).

(10)(a)(12)

Amended and Restated Rule 18f(3) Schedule A dated September 24, 2012 (incorporated by reference to Exhibit 99.n(1)k to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(10)(a)(13)

Amended and Restated Rule 18f(3) Schedule A dated December 31, 2012 (incorporated by reference to Exhibit 99.n(1)l to Post Effective Amendment No. 120 to the Registration Statement on Form N-1A filed on December 28,

2012 with Accession Number 0001193125-12-517953).
(10)(a)(14)

Amended and Restated Rule 18f(3) Schedule A dated August 1, 2013 (incorporated by reference to Exhibit 99.n(1)m to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(10)(a)(15)

Amended and Restated Rule 18f(3) Schedule A dated August 21, 2013 (incorporated by reference to Exhibit 99.n(1)n to Post Effective Amendment No. 135 to the Registration Statement on Form N-1A filed on October 10, 2013 with Accession Number 0001193125-13-396112).

(10)(a)(16)

Amended and Restated Rule 18f(3) Schedule A dated December 18, 2013 (incorporated by reference to Exhibit 99.n(1)o to Post Effective Amendment No. 140 to the Registration Statement on Form N-1A filed on December 16, 2013 with Accession Number 0001193125-13-474559).

(10)(a)(17)

Amended and Restated Rule 18f(3) Schedule A dated March 6, 2014 (incorporated by reference to Exhibit 99.n(1)p to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(10)(a)(18)

Amended and Restated Rule 18f(3) Schedule A dated November 18, 2014 (incorporated by reference to Exhibit 99.n(1)q to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(10)(a)(19)

Amended and Restated Rule 18f(3) Schedule A dated March 1, 2015 (incorporated by reference to Exhibit 99.n(1)r to Post Effective Amendment No. 159 to the Registration Statement on Form N-1A filed on February 27, 2015 with Accession Number 0001193125-15-069104).

(10)(a)(20)

Amended and Restated Rule 18f(3) Schedule A dated May 1, 2015 (incorporated by reference to Exhibit 99.n(1)s to Post Effective Amendment No. 163 to the Registration Statement on Form N-1A filed on April 29, 2015 with Accession Number 0001193125-15-155932).

(10)(a)(21)

Amended and Restated Rule 18f(3) Schedule A dated June 1, 2015 (incorporated by reference to Exhibit 99.n(1)t to Post Effective Amendment No. 165 to the Registration Statement on Form N-1A filed on May 28, 2015 with Accession Number 0001193125-15-203990).

(10)(a)(22)

Amended and Restated Rule 18f(3) Schedule A dated August 1, 2015 (incorporated by reference to Exhibit 99.n(1)u to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(10)(a)(23)

Amended and Restated Rule 18f(3) Schedule A dated November 17, 2015 (incorporated by reference to Exhibit 99.n(1)v to Post Effective Amendment No. 171 to the Registration Statement on Form N-1A filed on December 30, 2015 with Accession Number 0001193125-15-416921).

(10)(a)(24)

Amended and Restated Rule 18f(3) Schedule A dated March 1, 2017 (incorporated by reference to Exhibit 99.n(1)w to Post Effective Amendment No. 183 to the Registration Statement on Form N-1A filed on February 24, 2017 with Accession Number 0001193125-17-056244).

(10)(a)(25)

Amended and Restated Rule 18f(3) Schedule A dated April 11, 2017 (incorporated by reference to Exhibit 99.n(1)x to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(10)(a)(25)

Amended and Restated Rule 18f(3) Schedule A dated May 1, 2017 (incorporated by reference to Exhibit 99.n(1)y to Post Effective Amendment No. 186 to the Registration Statement on Form N-1A filed on April 26, 2017 with Accession Number 0001193125-17-139156).

(10)(a)(25)	Amended and Restated Rule 18f(3) Schedule A dated May 25, 2017 (incorporated by reference to Exhibit 99.n(1)d to Post Effective Amendment No. 188 to the Registration Statement on Form N-1A filed on

June 21, 2017 with Accession Number 0001193125-17-209147).

Amended and Restated Distribution and Shareholder Services Plan	(10)(b)(1)

Amended and Restated Distribution and Shareholder Services Plan (incorporated by reference to Exhibit 99.m(7) to Post Effective Amendment No. 65 to the Registration Statement on Form N-1A filed on March 28, 2008 with Accession Number 0001193125-08-068194).

(10)(b)(2)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)a to Post Effective Amendment No. 77 to the Registration Statement on Form N-1A filed on December 30, 2009 with Accession Number 0001193125-09-261971).

(10)(b)(3)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)b to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(10)(b)(4)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A (incorporated by reference to Exhibit 99.m(3)c to Post Effective Amendment No. 109 to the Registration Statement on Form N-1A filed on June 7, 2012 with Accession Number 0001193125-12-263301).

(10)(b)(5)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated March 6, 2014 (incorporated by reference to Exhibit 99.m(3)d to Post Effective Amendment No. 144 to the Registration Statement on Form N-1A as filed on April 30, 2014 with Accession number 0001193125-14-170704).

(10)(b)(6)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated November 18, 2014 (incorporated by reference to Exhibit 99.m(3)e to Post Effective Amendment No. 157 to the Registration Statement on Form N-1A filed on December 5, 2014 with Accession Number 0001193125-14-434346).

(10)(b)(7)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated March 1, 2017 (incorporated by reference to Exhibit 99.m(3)f to Post Effective Amendment No. 183 to the Registration Statement on Form N-1A filed on February 24, 2017 with Accession Number 0001193125-17-056244).

(10)(b)(8)

Amended and Restated Distribution and Shareholder Services Plan Exhibit A dated April 11, 2017 (incorporated by reference to Exhibit 99.m(3)g to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(11) Legal Opinion	(11)(a)(1)

Opinion and Consent of Morgan, Lewis & Bockius LLP regarding the validity of the shares to be issued by the Registrant dated April 18, 2017 (incorporated by reference to Exhibit (11)(a)(1) to the initial Registration Statement on Form N-14 filed on April 18, 2017 with Accession Number 0000894189-17-002012).

(12) Tax Opinion	(12)(a)(1)	Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters as filed herewith.

(13) Other Material Contracts
(13)(a)(1)

Master Services Agreement dated March 1, 2017 between Manning & Napier Advisors, LLC and Manning & Napier Fund, Inc. (incorporated by reference to Exhibit 99.h(1) to Post Effective Amendment No. 183 to the Registration Statement on Form N-1A filed on February 24, 2017 with Accession Number 0001193125-17-056244).

	(13)(b)(1)	Transfer Agency and Shareholder Services Agreement between BNY

Mellon Investment Servicing (US) Inc., Manning & Napier Fund, Inc. and Manning & Napier Advisors, LLC dated March 1, 2017 (incorporated by reference to Exhibit 99.h(2) to Post Effective Amendment No. 185 to the Registration Statement on Form N-1A filed on April 18, 2017 with Accession Number 0001193125-17-127042).

(14) Other Opinions and Consents
(14)(a)(1)

Consent of Deloitte & Touche LLP (incorporated by reference to Exhibit (14)(a)(1) to Pre Effective Amendment No. 2 to the Registration Statement on Form N-14 filed on July 3, 2017, with Accession Number 0001193125-17-220953).

(14)(a)(2)

Consent of Morgan, Lewis & Bockius LLP (incorporated by reference to Exhibit (14)(a)(2) to Pre Effective Amendment No. 2 to the Registration Statement on Form N-14 filed on July 3, 2017, with Accession Number 0001193125-17-220953).

(15) Omitted financial statements		Not Applicable.

(16) Powers of Attorney
(16)(a)(1)

Powers of Attorney dated May 2, 2017 for Chester N. Watson, Stephen B. Ashley, Peter L. Faber and Harris H. Rusitzky, and dated May 3, 2017 for Paul A. Brooke (incorporated by reference to Exhibit (16)(a)(1) to Pre Effective Amendment No. 1 to the Registration Statement on Form N-14 filed on May 24, 2017, with Accession Number 0000894189-17-002753).

(17) Code of Ethics	(17)(a)(1)

Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 2010 (incorporated by reference to Exhibit 99. p(3) to Post Effective Amendment No. 81 to the Registration Statement on Form N-1A filed on January 28, 2011 with Accession Number 0001193125-11-016949).

(17)(a)(2)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated December 2010 (incorporated by reference to Exhibit 99. p(3)a to Post Effective Amendment No. 83 to the Registration Statement on Form N-1A filed on February 25, 2011 with Accession Number 0001193125-11-047379).

(17)(a)(3)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, Inc. and Manning & Napier Investor Services, Inc. dated July 1, 2011(incorporated by reference to Exhibit 99.p(1)b to Post Effective Amendment No. 92 to the Registration Statement on Form N-1A filed on September 23, 2011 with Accession Number 0001193125-11-255116).

(17)(a)(4)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated April 10, 2012 (incorporated by reference to Exhibit 99.p(1)c to Post Effective Amendment No. 104 to the Registration Statement on Form N-1A filed on April 26, 2012 with Accession Number 0001193125-12-185169).

(17)(a)(5)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2012 (incorporated by reference to Exhibit 99.p(1)d to Post Effective Amendment No. 113 to the Registration

Statement on Form N-1A filed on July 30, 2012 with Accession Number 0001193125-12-322593).
(17)(a)(6)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated October 1, 2012 (incorporated by reference to EX-99.p(1)e to Post Effective Amendment No. 117 to the Registration Statement on Form N-1A filed on October 23, 2012 with Accession Number 0001193125-12-430949).

(17)(a)(7)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2013 (incorporated by reference to Exhibit 99.p(1)f to Post Effective Amendment No. 132 to the Registration Statement on Form N-1A filed on July 31, 2013 with Accession Number 0001193125-13-312268).

(17)(a)(8)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2014 (incorporated by reference to Exhibit 99.p(1)g to Post Effective Amendment No. 148 to the Registration Statement on Form N-1A filed on July 21, 2014 with Accession Number 0001193125-14-274048).

(17)(a)(9)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2015 (incorporated by reference to Exhibit 99. p(1)h to Post Effective Amendment No. 169 to the Registration Statement on Form N-1A filed on July 31, 2015 with Accession Number 0001193125-15-272472).

(17)(a)(10)

Amended Code of Ethics adopted by Manning & Napier Fund, Inc., Manning & Napier Advisors, LLC and Manning & Napier Investor Services, Inc. dated July 1, 2016 (incorporated by reference to Exhibit 99.p(1)I to Post Effective Amendment No. 180 to the Registration Statement on Form N-1A filed on October 24, 2016 with Accession Number 0001193125-16-744744).

Rainier Code of Ethics	(17)(b)(1)

Amended Code of Ethics adopted by Rainier Investment Management Mutual Funds and Rainier Investment Management, LLC dated March 3, 2016 (incorporated by reference to Exhibit (17)(b)(1) to the initial Registration Statement on Form N-14 filed on April 18, 2017 with Accession Number 0000894189-17-002012).

Additional Materials	(17)(c)(1)

Prospectus and Statement of Additional Information dated July 29, 2016 for Rainier Investment Management Mutual Funds (the “Acquired Company”), with respect to Rainier International Discovery Fund (the “Acquired Series”) (incorporated by reference to Post Effective Amendment No. 58 to the Acquired Company’s Registration Statement on Form N-1A filed on July 29, 2016 with Accession Number 0001193125-16-662690).

(17)(c)(2)

Supplements dated October 3, 2016 to the Prospectus and Statement of Additional Information dated July 29, 2016 for the Acquired Company, with respect to the Acquired Series (incorporated by reference to definitive materials filed on October 4, 2016 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0000894189-16-012181).

(17)(c)(3)

Supplement dated October 6, 2016 to the Prospectus dated July 29, 2016 for the Acquired Company, with respect to the Acquired Series (incorporated by reference to definitive materials filed on October 6, 2016 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0000894189-16-012228).

	(17)(c)(4)	Supplements dated April 18, 2017 to the Prospectus and Statement of

Additional Information dated July 29, 2016 for the Acquired Company, with respect to the Acquired Series (incorporated by reference to definitive materials filed on April 18, 2017 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0000894189-17-002004).

(17)(c)(5)

Supplement dated April 24, 2017 to the Statement of Additional Information dated July 29, 2016 for the Acquired Company, with respect to the Acquired Series (incorporated by reference to definitive materials filed on April 24, 2017 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0000894189-17-002105).

(17)(c)(6)

Supplement dated April 27, 2017 to the Statement of Additional Information dated July 29, 2016 for the Acquired Company, with respect to the Acquired Series (incorporated by reference to definitive materials filed on April 27, 2017 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0000894189-17-002209).

(17)(c)(7)

Supplements dated May 22, 2017 to the Prospectus and Statement of Additional Information dated July 29, 2016 for the Acquired Company, with respect to the Acquired Series (incorporated by reference to definitive materials filed on May 22, 2017 pursuant to Rule 497 under the Securities Act of 1933, as amended, with Accession Number 0000894189-17-002710).

(17)(c)(8)

The audited financial statements and related report of the independent registered public accounting firm included in the Acquired Company’s Annual Report to Shareholders for the fiscal year ended March 31, 2017, with respect to the Acquired Series (incorporated by reference to the Annual Certified Shareholder Report on Form N-CSR filed on May 23, 2017 with Accession Number 0001193125-17-179680).

Item 17. Undertakings

(1) The undersigned Registrant agrees that, prior to any public reoffering of the securities registered through the use of a prospectus which is part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act of 1933, the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2) The undersigned Registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the Securities Act of 1933, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

SIGNATURES

As required by the Securities Act of 1933, the Registrant certifies that it meets all of the requirements for effectiveness of this Registration Statement pursuant to Rule 485(b) under the Securities Act of 1933, and has duly caused this Post-Effective Amendment No. 1 to the Registration Statement to be signed on its behalf by the undersigned, thereunto duly authorized, in the Village of Fairport and State of New York, on the 24th day of August, 2017.

Manning & Napier Fund, Inc. (Registrant)

By	/s/ Michele T. Mosca

Michele T. Mosca
President

As required by the Securities Act of 1933, this Registration Statement has been signed by the following persons in the capacities and on the dates indicated.

Signature	Title	Date
/s/ Michele T. Mosca Michele T. Mosca	President, Principal Executive Officer, Director	August 24, 2017
* Harris H. Rusitzky	Director	August 24, 2017
* Peter L. Faber	Director	August 24, 2017
* Stephen B. Ashley	Director	August 24, 2017
* Paul A. Brooke	Director	August 24, 2017
* Chester N. Watson	Director	August 24, 2017
/s/ Christine Glavin Christine Glavin	Principal Financial Officer, Chief Financial Officer, Treasurer	August 24, 2017

* By:	/s/ Christine Glavin
Christine Glavin

Pursuant to powers of attorney dated May 2, 2017 and May 3, 2017. See Exhibit (16)(a)(1) of this Registration Statement.

EXHIBIT INDEX

(12)(a)(1)	Opinion of Morgan, Lewis & Bockius LLP regarding certain tax matters